Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 81,114,000	¥ 74,741,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,242,240	1,243,157
Allowance for off-balance sheet instruments	¥ 58,383	48,615
Lending-related commitments which expire within one year, in approximate percentage	63.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	33.00%
Lending-related commitments which expire after five years, in approximate percentage	4.00%
Portion syndicated out to third parties
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 681,400	549,100
Options sold
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,175,027	¥ 1,188,798